Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Other Intangible Assets, Net
Goodwill and Other Intangible Assets, Net

4.  Goodwill and Other Intangible Assets, Net

The components of intangible assets as of December 31, 2022 and 2021 are as follows:

	Thousands of Yen
	2022	2021
Intangible assets subject to amortization:
Software for internal use	¥156,236	¥113,345
Reacquired franchise rights	-	19,343
Customer relationship	223,777	180,000
Trademark	160,000	160,000
Other	750	750
Total	540,763	473,438
Accumulated amortization	(137,458)	(82,769)
Net carrying amount	403,305	390,669

Intangible assets not subject to amortization:
Goodwill	539,490	600,329
Telephone rights	369	369
Total	539,859	600,698
Total intangible assets	¥943,164	¥991,367

The aggregate amortization expense was ¥85,918 thousand, ¥45,780 thousand and ¥20,599 thousand for the years ended December 31, 2022, 2021 and 2020, respectively. As of December 31, 2022 and 2021, the weighted average amortization period for internal-use software, reacquired franchise rights, customer relationships and trademarks was 4 years, 1 year, 6 years and 10 years, respectively.

The indefinite-lived trademark intangible relates to the relaxation salon segment and was considered abandoned due to the internal reorganization in 2021. The Company recorded an impairment charge for the full carrying value of ¥38,922 thousand in the year ended December 31, 2021. In addition, the Company recorded an impairment loss of ¥145 thousand on reacquired rights of certain relaxation salons in the relaxation segment for the year ended December 31, 2021. The Company conducted strategic reviews of its future profitability forecast. Following these reviews, the Company reduced the corresponding estimated future cash flows of these assets and the estimated ability to recover the carrying amount of the reacquired rights within the period applicable to the impairment determination, resulting in the impairment charges. There was no impairment loss in indefine-lived trademark intangible for the year ended December 31, 2022.

The estimated aggregate amortization expense for other intangible assets for the next five years and thereafter is as follows:

Thousands of Yen
Year ending December 31:
2023	¥84,895
2024	77,951
2025	70,754
2026	69,709
2027	63,395
Thereafter	36,601
Total	¥403,305

The following table shows changes in carrying amount of goodwill for the years ended December 31, 2022, 2021 and 2020:

Thousands of Yen
Balance at December 31, 2020	150,720
Acquisitions of relaxation salons*¹	185,263
Acquisition of SAWAN’s shares*³	110,881
Acquisition of ZACC’s shares*²	167,241
Sale of directly-owned salons, and closure of directly-owned salons	(13,776)
Balance at December 31, 2021	¥600,329
Acquisitions of relaxation salons*¹	―
Sale of directly-owned salons, and closure of directly-owned salons	(60,839)
Balance at December 31, 2022	¥539,490
*1	Acquisitions for the years ended December 31, 2022, 2021 and 2020 relate to relaxation salon acquisitions in the relaxation salon segment. Refer to Note 2.
*2	Acquisition for the year ended December 31, 2021 relates to ZACC’s shares acquisition in the luxury beauty segment. Refer to Note 2.
*3	Acquisition for the year ended December 31, 2021 relates to SAWAN’s shares acquisitions in the relaxation salon segment. Refer to Note 2.

The Company performed a step 1 quantitative assessment for its annual goodwill impairment test on December 31, 2022 and 2021. Based on the results of the step 1 test, the fair value of the reporting unit exceeded the carrying value and no impairment was recorded. The Company performed a qualitative assessment for its annual goodwill impairment test on December 31, 2020. Based on the results of the qualitative assessment, a step one test was not considered necessary. The fair value of all reporting units was determined using an income approach based upon estimates of future discounted cash flows. Significant judgments and unobservable inputs categorized as Level III in the fair value hierarchy are inherent in the impairment tests performed and include assumptions about the amount and timing of expected future cash flows, growth rates, and the determination of appropriate discount rates. The Company believes that the assumptions used in its annual impairment test are reasonable, but variations in any of the assumptions may result in different calculations of fair values and impairment charges. The impacts of any adverse business and market conditions which impact the overall performance of the Company's reporting units will continue to be monitored. If the Company's reporting units do not achieve the financial performance that the Company expects, it is possible that goodwill impairment charges may result. There can therefore be no assurance that future events will not result in an impairment of goodwill. No impairment losses on goodwill were recognized for the years ended December 31, 2022, 2021 and 2020.